DREYFUS INSTITUTIONAL MONEY MARKET FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus
Institutional Money Market Fund - Money Market Series and Government
Securities Series. For its annual reporting period ended December 31, 1995, the Money Market Series provided a yield of 5.43% and the Government
Securities Series provided a yield of 5.23%. The effective yield after compounding for the two Series was 5.57% and 5.35%, respectively.*
THE ECONOMY
    Additional evidence that economic activity remained sluggish and that inflation continued to be under control moved the Federal Reserve Board to further reduce the Federal Funds rate in December. (The Federal Funds rate is the rate at which the nation's banks borrow money from each other and is a benchmark for all other short-term rates.) This was the second reduction for this important short-term rate in 1995, the first occurring in July. The latest 25-basis-point reduction in December put the rate at 5.50%. Major incentives for this additional decrease were the favorable inflation report in November and the generally slow rate of economic growth. As it did in July, the Federal Reserve left unchanged the discount rate - the rate at which the Federal Reserve lends to member banks. The discount rate remained at 5.25% throughout 1995.
    Signs of economic slowdown increased during the latter half of the year.
Weakening retail sales and very modest industrial production lent credence to fears about the possibility of recession. Consumer spending was inhibited last year by the sluggish growth in wages and salaries and the continued trend of corporate downsizing. The lethargic pace of consumer spending last year culminated in one of the worst holiday sales periods since the business slump in 1990-1991, despite steep price markdowns by retailers.
    By November, the capacity utilization rate of the nation's factories declined for the third consecutive month. This was a reflection of weakening demand and further evidence of the diminishing pressure to raise prices.
Furthermore, inventories built up by year-end, another sign of slackening demand.
    The political stalemate in Washington over the balanced budget adds additional uncertainty to the economy; ultimately an accord will be reached and fiscal policy will likely be a restraining force on the economy. As we go forward without a budget agreement, we believe reductions in annually appropriated spending will tend to inhibit the economy. With an agreement, the combination of cuts in appropriations and other spending reductions could have the same effect.
    There are strong indications that inflation is under control. Until mid-year 1995, fear of inflation was the overriding concern of the Federal
Reserve. Now the focus seems to have shifted to actions designed to avoid recession. In an election year, few things are less desirable for political incumbents than recession.
MONEY MARKET ENVIRONMENT/PORTFOLIO ACTIVITY
    In the past 12 months, strong fundamental and positive technical factors influenced interest rate performance. Statistical data consistently revealed weak to modest economic growth with a favorable inflation outlook, prompting interest rates to gradually trend lower.
    For example, the 3-month Certificates of Deposit had an average yield of 6.29% for the month of December 1994 compared to 5.62% for the month of December 1995 and the 3-month Treasury Bill averaged 5.69% for the month of December 1994 compared to 5.08% for the month of December 1995.

     In response, the average maturity of your Fund was extended during the past fiscal year in an attempt to fully maximize yield potential in a declining interest rate environment.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative.
Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                                  Very truly yours,

                              [Patricia A. Larkin signature logo]

                                  Patricia A. Larkin
                                  Portfolio Manager
January 15, 1996
New York, N.Y.

* Effective yield is based upon dividends declared daily and reinvested monthly.
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

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
STATEMENT OF INVESTMENTS                                                                                   DECEMBER 31, 1995
                                                                                                     PRINCIPAL
COMMERCIAL PAPER-44.0%                                                                                  AMOUNT         VALUE
                                                                                                        _______       _______
Den Danske Corp. Inc.
    5.52%-5.88%, 1/19/96-6/12/96............................................                      $  20,000,000   $19,783,443
Ford Motor Credit Co.
    5.67%-6.33%, 1/9/96-7/22/96.............................................                         19,000,000    18,824,218
General Electric Capital Corp.
    5.38%-5.58%, 6/12/96-6/24/96............................................                         20,000,000    19,505,210
General Electric Capital Services Inc.
    5.38%-5.64%, 4/25/96-6/24/96............................................                         20,000,000    19,608,618
General Motors Acceptance Corp.
    5.38%-5.73%, 2/16/96-9/23/96............................................                         21,000,000    20,587,077
Generale Bank Inc.
    5.68%, 1/10/96..........................................................                         10,000,000    9,986,200
Lehman Brothers Holdings Inc.
    5.65%, 5/10/96 (a)......................................................                         5,000,000      5,000,000
Merrill Lynch & Co. Inc.
    5.56%, 3/29/96..........................................................                         15,000,000    14,799,067
Mitsubishi Motors Credit of America
    6.06%, 1/19/96 (b)......................................................                         7,000,000      6,979,175
NationsBank Corp.
    5.61%, 5/28/96..........................................................                         10,000,000    9,775,533
Sears Roebuck Acceptance Corp.
    5.81%, 2/8/96...........................................................                         15,000,000    14,909,750
SwedBank Inc.
    5.58%, 3/15/96..........................................................                         8,000,000      7,909,391
Toronto-Dominion Holdings USA Inc.
    5.76%, 1/17/96..........................................................                         9,000,000      8,977,600
                                                                                                                      ______
TOTAL COMMERCIAL PAPER
    (cost $176,645,282).....................................................                                     $176,645,282
                                                                                                                      =======
CORPORATE NOTES-10.5%
Avco Financial Services Inc.
    5.78%, 4/1/96 (a).......................................................                     $    5,000,000   $ 5,000,000
Bear Stearns Companies Inc.
    5.23%, 1/26/96 (a)......................................................                         12,000,000    12,000,000
Comerica Bank
    5.64%, 7/26/96 (a)......................................................                         15,000,000    14,999,629
Lehman Brothers Holdings Inc.
    5.69%, 5/16/96 (a)......................................................                         10,000,000    10,007,676
                                                                                                                       ______
TOTAL CORPORATE NOTES
    (cost $42,007,305)......................................................                                       $42,007,305
                                                                                                                      =======

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       DECEMBER 31, 1995
                                                                                                     PRINCIPAL
SHORT-TERM BANK NOTES 10.4%                                                                            AMOUNT         VALUE
                                                                                                      _______         _______
Banc One Corp.
    6%, 9/12/96.............................................................                    $    4,000,000    $ 4,000,000
Comerica Bank
    5.65%, 9/18/96 (a)......................................................                         3,000,000      2,998,699
First National Bank of Boston
    5.71%, 7/10/96 (a)......................................................                         5,000,000      5,000,000
Fleet Bank of New York N.A.
    5.78%, 2/9/96...........................................................                         10,000,000    10,000,000
Morgan Guaranty Trust Co.
    5.95%, 7/18/96..........................................................                         15,000,000    15,000,000
PNC Bank NA
    5.50%, 9/18/96..........................................................                         5,000,000      5,002,634
                                                                                                                      ______
TOTAL SHORT-TERM BANK NOTES
    (cost $42,001,333)......................................................                                      $ 42,001,333
                                                                                                                      =======
U.S. GOVERNMENT AGENCIES-22.4%
Federal Farm Credit Banks
    Floating Rate Notes
    5.58%-5.67%, 11/7/96-10/23/98 (a).......................................                      $  80,000,000   $79,899,812
Federal National Mortgage Association
    Floating Rate Notes
    5.86%, 10/18/96 (a).....................................................                         10,000,000     9,995,389
                                                                                                                      ______
TOTAL U.S. GOVERNMENT AGENCIES
    (cost $89,895,201)......................................................                                     $ 89,895,201
                                                                                                                      =======
TIME DEPOSITS-.6%
Republic National Bank of New York (London)
    3%, 1/2/96
    (cost $2,589,000).......................................................                    $    2,589,000    $ 2,589,000
                                                                                                                      =======
REPURCHASE AGREEMENTS-11.9%
Barclays de Zoette Wedd Securities Inc.
    4.50%, dated 12/29/95, due 1/2/96 in the amount of
    $13,006,500 (fully collateralized by $12,835,000
    U.S. Treasury Notes 7.50% due 2/29/96, value $13,205,769)...............                      $  13,000,000   $ 13,000,000
Lehman Government Securities, Inc.
    5.83%, dated 12/29/95, due 1/2/96 in the amount of
    $35,022,672 (fully collateralized by $33,925,000
    U.S. Treasury Notes 7.875% due 6/30/96, value $35,695,461)..............                         35,000,000     35,000,000
                                                                                                                       ______
TOTAL REPURCHASE AGREEMENTS
    (cost $48,000,000)......................................................                                      $ 48,000,000
                                                                                                                      =======

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
STATEMENT OF INVESTMENTS (CONTINUED)                                                                         DECEMBER 31, 1995
                                                                                                                       VALUE
                                                                                                                      _______
TOTAL INVESTMENTS
    (cost $401,138,121) ......................................                  99.8%                             $401,138,121
                                                                                ====                                   =======
CASH AND RECEIVABLES (NET) ...................................                    .2%                             $    894,311
                                                                                ====                                   =======
NET ASSETS  .............................................                      100.0%                             $402,032,432
                                                                                ====                                   =======
NOTES TO STATEMENT OF INVESTMENTS:
    (a) Variable interest rate-subject to periodic change.
    (b) Backed by an irrevocable letter of credit.









See notes to financial statements.


DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
STATEMENT OF INVESTMENTS                                                                          DECEMBER 31, 1995
                                                                       ANNUALIZED
                                                                        YIELD ON
                                                                         DATE OF             PRINCIPAL
U.S. TREASURY BILLS-39.5%                                                PURCHASE              AMOUNT          VALUE
                                                                         ______                _______        _______
    2/8/96.....................................................          5.48%          $    5,000,000   $  4,971,975
    4/4/96.....................................................          5.48               10,000,000      9,860,567
    5/30/96....................................................          5.61                5,000,000      4,887,500
    7/25/96....................................................          5.70               10,000,000      9,691,000
    8/22/96....................................................          5.87               10,000,000      9,639,575
    10/17/96...................................................          5.61                5,000,000      4,786,125
    11/14/96...................................................          5.46                5,000,000      4,771,437
                                                                                                              ______
TOTAL U.S. TREASURY BILLS (cost $48,608,179)...................                                         $  48,608,179
                                                                                                              =======
U.S. TREASURY NOTES-12.2%
    4%, 1/31/96................................................          4.94%          $    5,000,000   $  4,995,383
    7.375%, 5/15/96............................................          5.41               10,000,000     10,068,293
                                                                                                              ______
TOTAL U.S. TREASURY NOTES (cost $15,063,676)...................                                         $  15,063,676
                                                                                                              =======
REPURCHASE AGREEMENTS-48.5%
Aubrey G. Lanston & Co. Inc.
    dated 12/29/95, due  1/2/96 in the amount of $14,009,178
    (fully collateralized by $5,790,000 U.S. Treasury
    Notes 7.875% due 7/15/96 and $7,895,000 U.S. Treasury
    Notes 7.75% due 3/31/1996, value $14,180,508)..............         5.90%            $  14,000,000   $ 14,000,000
Barclays de Zoette Wedd Securities Inc.
    dated 12/29/95, due 1/2/96 in the amount of $4,877,438
    (fully collateralized by $4,965,000 U.S. Treasury
    Notes 4.375% due 11/15/96, value $4,957,958)...............         4.50                 4,875,000      4,875,000
Goldman, Sachs & Co.
    dated 12/29/95, due  1/2/96 in the amount of $10,006,478
    (fully collateralized by $9,935,000 U.S. Treasury
    Notes 7.50% due 2/29/96, value $10,227,381)................         5.83                10,000,000     10,000,000
Morgan Stanley & Co. Inc.
    dated 12/29/95, due 1/2/96 in the amount of $14,009,131
    (fully collateralized by $13,820,000 U.S. Treasury
    Notes 7.50% due 2/29/96, value $14,226,714)................         5.87                14,000,000     14,000,000
SBC Capital Corp.
    dated 12/29/95, due 1/2/96 in the amount of $16,824,819
    (fully collateralized by $13,950,000 U.S. Treasury
    Notes 6.875% due 10/31/96 and $3,005,000 U.S. Treasury
    Bills due 11/14/96, value $17,167,239).....................          5.79               16,814,000     16,814,000
                                                                                                              ______
TOTAL REPURCHASE AGREEMENTS (cost $59,689,000).................                                          $ 59,689,000
                                                                                                               =======
TOTAL INVESTMENTS (cost $123,360,855)...............            100.2%                                   $123,360,855
                                                                ====                                          =======
LIABILITIES, LESS CASH AND RECEIVABLES..............              (.2%)                                  $   (189,550)
                                                                ====                                          =======
NET ASSETS..........................................            100.0%                                   $123,171,305
                                                                ====                                          =======

See notes to financial statements.


DREYFUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                        DECEMBER 31, 1995
                                                                                              MONEY               GOVERNMENT
                                                                                              MARKET               SECURITIES
                                                                                              SERIES                 SERIES
                                                                                             ______                  ______
ASSETS:
    Investments in securities, at value (including repurchase agreements of $48,000,000 and $59,689,000 for the Money Market Series
      and the Government Securities Series, respectively)-Note 2(a,b)......             $401,138,121            $123,360,855
    Interest receivable....................................................                2,193,599                 207,455
    Prepaid expenses.......................................................                   19,054                   4,408
                                                                                             ______                  ______
                                                                                         403,350,774             123,572,718
                                                                                             ______                  ______
LIABILITIES:
    Due to The Dreyfus Corporation and subsidiaries........................                  162,492                  80,878
    Due to Custodian.......................................................                1,037,896                 268,683
    Accrued expenses.......................................................                  117,954                  51,852
                                                                                             ______                  ______
                                                                                           1,318,342                 401,413
                                                                                             ______                  ______
NET ASSETS  ....................................................                        $402,032,432            $123,171,305
                                                                                             =======                 =======
REPRESENTED BY:
    Paid-in capital........................................................             $402,124,292            $123,252,981
    Accumulated net realized (loss) on investments.........................                  (91,860)               (81,676)
                                                                                             ______                  ______
NET ASSETS at value applicable to 402,124,292 and 123,252,981 shares outstanding (unlimited number of $.001 par value shares of
    Beneficial Interest authorized)........................................             $402,032,432            $123,171,305
                                                                                             =======                 =======
NET ASSET VALUE, offering and redemption price per share:
    Money Market Series
      ($402,032,432 / 402,124,292 shares)..................................                    $1.00
                                                                                                ===
    Government Securities Series
      ($123,171,305 / 123,252,981 shares)..................................                                          $1.00
                                                                                                                       ===







See notes to financial statements.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS                                                                           YEAR ENDED DECEMBER 31, 1995
                                                                                                               GOVERNMENT
                                                                                              MONEY MARKET  SECURITIES
                                                                                              SERIES           SERIES
                                                                                               ______          ______
INVESTMENT INCOME:
    INTEREST INCOME.........................................................            $   20,949,091    $  9,062,233
                                                                                               ______          ______
    EXPENSES-Note 2(c):
      Management fee-Note 3(a)..............................................           $     1,732,707   $     770,698
      Shareholder servicing costs-Note 3(b).................................                   140,612          94,344
      Custodian fees........................................................                    89,827          65,754
      Professional fees.....................................................                    87,528          22,858
      Trustees' fees and expenses-Note 3(c).................................                    48,825          19,546
      Registration fees.....................................................                    28,867          11,262
      Prospectus and shareholders' reports..................................                     5,606           3,149
      Miscellaneous.........................................................                     1,540           7,397
                                                                                               ______          ______
          TOTAL EXPENSES....................................................                 2,135,512         995,008
                                                                                               ______          ______
INVESTMENT INCOME-NET.......................................................                18,813,579       8,067,225
NET REALIZED GAIN ON INVESTMENTS-Note 2(b)..................................                   155,073          41,000
                                                                                               ______          ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................            $   18,968,652    $  8,108,225
                                                                                               =======          ======






See notes to financial statements.



DREYFUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                MONEY MARKET SERIES            GOVERNMENT SECURITIES SERIES
                                                                _________________                  _________________

                                                               YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                _________________                  _________________

                                                            1994               1995              1994                 1995
                                                         _______             _______           _______             _______
OPERATIONS:
    Investment income-net..............              $  12,528,629         $18,813,579    $  3,946,457       $    8,067,225
    Net realized gain (loss) on investments               (11,498)             155,073           8,900               41,000
                                                         _______             _______           _______             _______
      NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS....                12,517,131           18,968,652       3,955,357            8,108,225
                                                         _______             _______           _______             _______
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net..............              (12,528,629)         (18,813,579)      (3,946,457)         (8,067,225)
                                                         _______             _______           _______             _______
BENEFICIAL INTEREST TRANSACTIONS
    ($1.00 per share):
    Net proceeds from shares sold......              3,974,164,559       4,216,643,080      451,323,605         553,280,575
    Dividends reinvested...............                  2,001,825           2,451,545        1,142,313           2,467,638
    Cost of shares redeemed............             (3,967,506,908)     (4,180,042,611)    (466,767,213)       (552,899,065)
                                                         _______             _______           _______             _______
      INCREASE (DECREASE) IN NET ASSETS FROM
          BENEFICIAL INTEREST TRANSACTIONS               8,659,476          39,052,014      (14,301,295)           2,849,148
                                                         _______             _______           _______             _______
          TOTAL INCREASE (DECREASE) IN
            NET ASSETS.................                  8,647,978          39,207,087       (14,292,395)          2,890,148
NET ASSETS:
    Beginning of year..................                354,177,367         362,825,345        134,573,552        120,281,157
                                                         _______             _______           _______             _______
    End of year........................          $    362,825,345      $  402,032,432      $ 120,281,157      $    123,171,305
                                                         ========           =========          =========            =========









See notes to financial statements.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                                   YEAR ENDED DECEMBER 31,
                                                              ____________________________________________________________
PER SHARE DATA:                                                1991          1992           1993         1994         1995
                                                               ____          ____           ____         ____         ____
    Net asset value, beginning of year...........          $   1.00      $   1.00       $   1.00     $   1.00     $   1.00
                                                               ____          ____           ____         ____         ____
    INVESTMENT OPERATIONS:
    Investment income-net........................              .057         .035           .027          .036         .054
                                                               ____          ____           ____         ____         ____
    DISTRIBUTIONS:
    Dividends from investment income-net.........             (.057)        (.035)        (.027)        (.036)       (.054)
                                                               ____          ____           ____         ____         ____
    Net asset value, end of year.................          $   1.00      $   1.00       $   1.00      $   1.00    $   1.00
                                                               ====          ====           ====         ====         ====
TOTAL INVESTMENT RETURN..........................             5.85%          3.51%         2.76%        3.65%        5.57%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......              .60%           .63%          .63%        .63%         .62%
    Ratio of net investment income to average
      net assets.................................             5.73%          3.48%         2.72%        3.59%        5.43%
    Net Assets, end of year (000's Omitted)......          $354,090       $329,574      $354,177     $362,825     $402,032







See notes to financial statements.


DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
PER SHARE DATA:                                                  1991        1992         1993         1994        1995
                                                                 ____      ____           ____         ____         ____
    Net asset value, beginning of year...........            $   1.00    $   1.00     $   1.00      $   1.00    $   1.00
                                                                 ____      ____           ____         ____         ____
    INVESTMENT OPERATIONS:
    Investment income-net........................               .056        .034          .026         .034         .052
                                                                 ____      ____           ____         ____         ____
    DISTRIBUTIONS:
    Dividends from investment income-net.........              (.056)      (.034)        (.026)       (.034)      (.052)
                                                                 ____      ____           ____         ____         ____
    Net asset value, end of year.................            $   1.00   $   1.00      $   1.00      $   1.00    $   1.00
                                                                 ====        ====         ====         ====         ====
TOTAL INVESTMENT RETURN..........................               5.71%       3.44%        2.63%        3.49%        5.36%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......               .65%         .64%         .65%         .69%         .65%
    Ratio of net investment income to average
      net assets.................................              5.64%        3.42%        2.61%        3.40%        5.23%
    Net Assets, end of year (000's Omitted)......          $174,173      $192,141     $134,574     $120,281     $123,171







See notes to financial statements.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-GENERAL:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
NOTE 2-SIGNIFICANT ACCOUNTING POLICIES:
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated among them on a pro rata basis.
    (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.
    (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with DREYFUS INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Money Market Series has an unused capital loss carryover of approximately $92,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1995. If not applied, $80,000 of the carryover expires in 1996 and $12,000 expires in 2002.
    The Government Securities Series has an unused capital loss carryover of approximately $82,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1995. If not applied, $18,000 of the carryover expires in 1996 and $64,000 expires in 1997.
    At December 31, 1995, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 3-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the average daily value of the net assets of each series and is payable monthly.
    The Agreement provides for an expense reimbursement from the Manager should the aggregate expenses of either series, exclusive of taxes, interest on borrowings, brokerage commissions and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund for any full year. The most stringent state expense limitation applicable to each series presently requires reimbursement of expenses in any full year that such expenses (excluding distribution expenses and certain expenses as described above) exceed 21\2% of the first $30 million, 2% of the next $70 million and 11\2% of the excess over $100 million of the average value of each series' net assets in accordance with California "blue sky" regulations. No expense reimbursement was required pursuant to the Agreement for the year ended December 31, 1995.
    Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. With respect to the Money Market Series and the Government Securities Series, such compensation amounted to $4,363 and $566, respectively, for the period from December 1, 1995 through December 31, 1995.
    (B) Pursuant to the Fund's Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of a series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended December 31, 1995, the Money Market Series and the Government Securities Series were charged an aggregate of $39,030 and $74,515, respectively, pursuant to the Shareholder Services Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS INSTITUTIONAL MONEY MARKET FUND
    We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Institutional Money
Market Fund (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting the Dreyfus Institutional Money Market Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.
                              [Ernst and Young LLP signature logo]
New York, New York
February 6, 1996


DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES IMPORTANT TAX INFORMATION (UNAUDITED)
    For State individual income tax purposes, the Series hereby designates 57.81% of the ordinary income dividends paid during its fiscal year ended December 31, 1995 as attributable to interest income from direct obligations of the United States government. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


[Dreyfus lion "d" logo]
DREYFUS INSTITUTIONAL
MONEY MARKET FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                       179/195AR9512
[Dreyfus logo]
Institutional
Money Market
Fund
Annual Report
December 31, 1995